As filed with the Securities and Exchange Commission on August 25, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
President
DoubleLine Funds Trust
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2011

Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

DoubleLine Core Fixed Income Fund
Schedule of Investments (Unaudited)
June 30, 2010

Par Value	Security Description	Rate		Maturity	Value $
Collateralized Mortgage Obligations - 22.4%
188,168	Adjustable Rate Mortgage Trust, Series 07-3	3.98%	# ^	11/25/2037	109,386
390,518	Bear Stearns Asset Backed Securities, Series 07-SD1-IA3A	6.50%		10/25/2036	276,301
306,522	CF First Boston Mortgage Securities, Co., Series 05-10-5A5	5.50%		11/25/2035	211,593
513,126	Citi Mortgage Alternative Loan Trust, Series 07-A1-1A7	6.00%		01/25/2037	350,901
434,329	Countrywide Alternative Loan Trust, Series 05-28CB-3A6	6.00%		08/25/2035	245,679
1,175,000	Countrywide Alternative Loan Trust, Series 2006-26CB	6.50%		09/25/2036	789,829
288,979	Countrywide Asset-Backed Certificates, Series 05-13-AF3	5.43%		02/25/2033	203,002
361,162	First Horizon Asset Securities, Inc., Series 06-RE1	5.50%		05/25/2035	296,720
235,000	First Union Commercial Mortgage Securities, Inc., Series 00-C2	8.51%	#	10/15/2032	237,038
300,000	Greenwich Capital Commercial Funding Corp., Series 2004-FL2	0.66%	# ^	11/05/2019	272,353
294,209	GSR Mortgage Loan Trust, Series 05-6F-3A16	5.50%		07/25/2035	271,647
500,000	J.P. Morgan Alternative Loan Trust, Series 06-S2-A4	6.19%	#	05/25/2036	223,497
1,064,555	J.P. Morgan Chase Commercial Mortgage Security Corp., Series 06-CIBC16-X2	0.51%	# I/O	05/12/2045	14,672
500,000	Lehman Mortgage Trust, Series 07-2-1A1	5.75%		03/25/2037	307,158
327,614	Master Alternative Loans Trust, Series 05-2-3A1	6.00%		03/25/2035	286,960
145,827	Master Alternative Loans Trust, Series 07-1-2A7	6.00%		10/25/2036	105,110
11,729,039	Morgan Stanley Capital, Inc., Series 04-HQ4-X2	0.36%	# ^ I/O	04/14/2040	99,561
435,308	Nomura Asset Acceptance Corp., Series 06-AP1-A2	5.52%	#	01/25/2036	284,659
519,824	Residential Accredit Loans, Inc., Series 05-QS1-A5	5.50%		01/25/2035	440,635
350,000	Residential Asset Mortgage Products, Inc., Series 05-RS1-AI5	5.41%	#	12/25/2034	272,685
248,683	Salomon Brothers Mortgage Securities, Series 01-MMA-E2	6.50%	# ^	02/18/2034	249,768
305,835	Washington Mutual Mortgage Pass-Through Certificates, Series 05-1-2A	6.00%		03/25/2035	230,854
477,905	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5-A11	37.40%	#	06/25/2037	675,774
527,668	Wells Fargo Mortgage Backed Securities, Series 2005-AR14	5.36%	#	08/25/2035	248,916
518,732	Wells Fargo Mortgage Backed Securities, Series 05-AR16-6A4	3.60%	#	10/25/2035	243,055
Total Collateralized Mortgage Obligations (Cost $6,939,422)					6,947,753

Corporate Bonds - 17.3%
100,000	Abu Dhabi National Energy Company PJSC	6.17%		10/25/2017	102,700
100,000	Altria Group, Inc.	9.25%		08/06/2019	125,013
100,000	Anheuser Busch Inbev WorldWide Senior Note	4.13%		01/15/2015	104,791
50,000	AT&T Wireless Services, Inc.	8.75%		03/01/2031	68,671
100,000	Banco Mercantil del Norte, S.A.	6.14%	# ^	10/13/2016	100,248
100,000	Bank of New York Mellon Domestic MTN	2.95%		06/18/2015	101,634
100,000	Berkshire Hathaway, Inc.	3.20%		02/11/2015	103,091
50,000	Boston Properties, L.P.	5.63%		11/15/2020	52,407
100,000	Cisco Systems, Inc.	5.50%		02/22/2016	115,341
320,000	Citi Bank N.A.	1.75%		12/28/2012	325,903
50,000	ConAgra Foods, Inc.	5.88%		04/15/2014	56,582
100,000	Covidien International Finance S.A.	2.80%		06/15/2015	101,107
100,000	Credit Suisse USA, Inc.	5.38%		03/02/2016	109,787
100,000	DaimlerChrysler North America Holding Corporation	6.50%		11/15/2013	112,009
100,000	DBS Bank Ltd. - Republic of Singapore	0.66%	# ^	05/16/2017	95,405
75,000	Flextronics International Ltd.	6.25%		11/15/2014	75,469
100,000	General Electric Capital Corporation, Series A	3.75%		11/14/2014	102,401
50,000	General Mills, Inc.	6.00%		02/15/2012	53,894
100,000	Goldman Sachs Group, Inc.	6.00%		06/15/2020	103,306
100,000	Industry & Construction Bank	6.20%	#	09/29/2015	99,790
100,000	J.P. Morgan Chase & Co.	4.95%		03/25/2020	104,125
100,000	John Deere Capital Corporation	7.00%		03/15/2012	109,853
100,000	Kazakhstan Temir Zholy Finance B.V.	6.50%	^	05/11/2011	101,500
50,000	Kellogg Co.	7.45%		04/01/2031	66,203
50,000	Kinder Morgan Energy Partners, L.P.	6.95%		01/15/2038	53,300
100,000	Kraft Foods, Inc.	5.38%		02/10/2020	107,357
50,000	Marathon Oil Corp.	7.50%		02/15/2019	60,054
50,000	Medco Health Solutions, Inc.	7.13%		03/15/2018	59,824
100,000	Metlife, Inc.	5.70%		06/15/2035	98,121
100,000	MidAmerican Energy Holdings Company	5.95%		05/15/2037	107,460

100,000	Morgan Stanley	6.00%		04/28/2015	104,617
100,000	National Rural Utilities Cooperative Finance Corp.	10.38%		11/01/2018	138,877
100,000	News America, Inc.	6.65%		11/15/2037	112,605
50,000	Novartis Capital Corp.	4.40%		04/24/2020	54,014
100,000	Pepsico, Inc.	4.50%		01/15/2020	106,819
70,648	Petrolum Export, Ltd.	5.27%		06/15/2011	70,648
100,000	Pontis, Ltd.	6.25%		07/20/2010	99,000
50,000	Royal KPN N.V.	8.38%		10/01/2030	66,218
100,000	Simon Property Group, L.P.	5.65%		02/01/2020	106,102
100,000	Smith International, Inc.	9.75%		03/15/2019	136,326
100,000	Souther Power Co.	4.88%		07/15/2015	108,831
75,000	Time Warner Cable, Inc.	5.00%		02/01/2020	76,843
100,000	Tyco International Finance S.A.	8.50%		01/15/2019	129,478
100,000	United Parcel Service, Inc.	5.13%		04/01/2019	114,360
100,000	United Technologies Corp.	4.88%		05/01/2015	111,947
75,000	Valero Energy Corp.	6.13%		02/01/2020	77,209
100,000	Verizon Communications, Inc.	7.35%		04/01/2039	123,359
100,000	Wachovia Corp.	5.50%		05/01/2013	108,605
100,000	Wal-Mart Stores, Inc.	3.63%		07/08/2020	99,912
80,000	Waste Management, Inc.	6.13%		11/30/2039	86,809
100,000	Wellpoint, Inc.	5.25%		01/15/2016	109,616
106,000	Xerox Corp.	5.50%		05/15/2012	113,041
100,000	XTO Energy, Inc.	6.50%		12/15/2018	121,556
Total Corporate Bonds (Cost $5,287,821)					5,354,138

Foreign Government Agency Issues - 0.4%
100,000	Korea Development Bank	8.00%		01/23/2014	113,919
Total Foreign Government Agency Issue (Cost $114,269)					113,919

US Government Agency Obligations - 29.4%
550,000	Federal Home Loan Banks	1.50%		01/16/2013	557,307
659,635	Federal Home Loan Mortgage Corp., Series 3045-PI	6.38%	# I/O	10/15/2035	85,693
121,487	Federal Home Loan Mortgage Corp., Series 3117-ZN	4.50%		02/15/2036	122,843
1,409,876	Federal Home Loan Mortgage Corp., Series 3275-SC	5.73%	# I/O	02/15/2037	138,629
400,000	Federal Home Loan Mortgage Corporation	1.88%		05/10/2013	402,146
700,000	Federal Home Loan Mortgage Corporation	3.00%		03/17/2015	712,762
1,200,000	Federal National Mortgage Association	1.00%		04/04/2012	1,207,428
200,000	Federal National Mortgage Association	2.13%		01/25/2013	201,427
500,000	Federal National Mortgage Association	2.00%		04/19/2013	508,253
319,307	Federal National Mortgage Association, Series 09-16-MZ	5.00%		03/25/2029	345,026
981,303	Federal National Mortgage Association, Series 03-117-KS	6.75%	# I/O	08/25/2033	118,163
1,357,439	Federal National Mortgage Association, Series 06-56-SM	6.40%	# I/O	07/25/2036	190,391
2,294,130	Federal National Mortgage Association, Series 07-116-BI	5.90%	# I/O	05/25/2037	254,746
3,710,366	Federal National Mortgage Association, Series 10-31-SA	4.67%	# I/O	04/25/2040	258,566
175,109	Federal National Mortgage Association Pass-Thru	4.50%		06/01/2030	183,540
929,770	Federal National Mortgage Association Pass-Thru	5.00%		05/01/2039	993,444
494,616	Federal National Mortgage Association Pass-Thru	5.00%		12/01/2039	520,088
400,000	Federal National Mortgage Association Pass-Thru	5.00%		06/01/2040	421,829
950,000	Federal National Mortgage Association Pass-Thru	5.00%		07/01/2040	1,001,845
2,907,867	Federal National Mortgage Association Strip Loans	5.12%	I/O	07/01/2040	348,035
1,510,633	Government National Mortgage Association, Series 08-82-SM	5.70%	# I/O	09/20/2038	122,798
410,559	Government National Mortgage Association, Series 10-25-ZB	4.50%		02/16/2040	408,926
Total US Government Agency Obligations (Cost $8,983,109)					9,103,885

US Government Bonds and Notes - 27.4%
330,000		United States Treasury Bonds	5.25%		02/15/2029	397,186
770,000		United States Treasury Bonds	4.38%		02/15/2038	832,683
1,120,000		United States Treasury Bonds	8.50%		02/15/2020	1,643,075
1,540,000		United States Treasury Notes	0.88%		02/28/2011	1,546,205
730,000		United States Treasury Notes	3.75%		11/15/2018	786,689
920,000		United States Treasury Notes	2.25%		01/31/2015	943,072
2,330,000		United States Treasury Notes	2.38%		03/31/2016	2,364,768
Total US Government Bonds and Notes (Cost $8,414,335)						8,513,678

Short Term Investment - 11.2%
3,467,478		Fidelity Institutional Government Portfolio	0.07%	1		3,467,478
Total Short Term Investment (Cost $3,467,478)						3,467,478

Total Investments - 108.1% (Cost $33,206,434)						33,500,851
Liabilities in Excess of Other Assets - (8.1)%						(2,515,614)
NET ASSETS - 100.0%						$ 30,985,237

	#	Variable rate security. Rate disclosed is as of June 30, 2010.
	^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund's Board of Trustees.  At June 30, 2010, the value of these securities amounted to $1,028,221 or 3.3% of net assets.

	1	Seven-day yield as of June 30, 2010
	I/O	Interest only security
	P/O	Principal only security
	I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates

DoubleLine Emerging Markets Fixed Income Fund
Schedule of Investments (Unaudited)
June 30, 2010

Par Value	Security Description	Rate		Maturity	Value $
Corporate Bonds - 98.3%
Argentina - 1.4%
225,000	YPF Sociedad Anonima	10.00%		11/02/2028	254,588
					254,588
Bermuda - 4.5%
500,000	BW Group Ltd.	6.63%		06/28/2017	464,450
350,000	Digicel Group Ltd.	8.25%	^	09/01/2017	348,250
					812,700
Brazil - 11.9%
500,000	Brasil Telecom S.A.	9.38%		02/18/2014	520,000
500,000	Cosan Sa Industria	8.25%		02/15/2049	498,100
200,000	Gerdau S.A.	8.88%		06/22/2049	202,000
450,000	Net Servicos De Comunicacao S.A.	9.25%		08/27/2049	453,375
450,000	Tele Norte Leste S.A.	8.00%		12/18/2013	466,875
					2,140,350
Cayman Islands - 3.0%
550,000	Pontis, Ltd.	6.25%	^	07/20/2010	544,500
					544,500
Dominican Republic - 2.9%
250,000	AES Dominicana Energia Finance, S.A.	11.00%	^	12/13/2015	260,000
250,000	Itabo Finance S.A.	10.88%	^	10/05/2013	258,000
					518,000
Egypt - 2.2%
388,566	Petrolum Export, Ltd.	5.27%		06/15/2011	388,566
					388,566
India - 1.2%
200,000	Vendata Resource P.L.C.	8.75%	^	01/15/2014	213,000
					213,000
Israel - 3.0%
500,000	Israel Electric Corp. Ltd.	7.88%		12/15/2026	541,250
					541,250
Kazakhstan - 6.6%
200,000	Halyk Savings Bank	9.25%		10/16/2013	212,000
500,000	Kazakhstan Temir Zholy Finance B.V.	6.50%	^	05/11/2011	507,500
200,000	Kazkommerts International B.V.	8.50%	^	04/16/2013	190,000
257,273	Tengizchevroil Finance Co.	6.12%		11/15/2014	265,634
					1,175,134
Korea - 1.8%
350,000	Woori Bank	6.21%	# ^	05/02/2037	320,306
					320,306
Mexico - 12.4%
400,000	Axtel SAB DE C.V.	9.00%		09/22/2019	360,000
750,000	Banco Mercantil del Norte, S.A.	6.14%	# ^	10/13/2016	601,486
200,000	BBVA Bancomer S.A.	5.38%	#	07/22/2015	200,000
300,000	Desarrolladora Homex S.A.	7.50%		09/28/2015	296,250
350,000	Gruma SAB DE C.V.	7.75%		09/03/2049	324,308
500,000	Grupo Papelero Scribe S.A.	8.88%	^	04/07/2020	434,375
					2,216,419
Panama - 1.7%
380,400	Panama Canal Railway Co.	7.00%		11/01/2026	311,928
					311,928
Peru - 4.9%
100,000	Banco De Credito Del Peru	6.95%	#	11/07/2021	104,200
100,000	Banco De Credito Del Peru	9.75%	#	11/06/2069	112,030
300,000	Banco International Del Peru	8.50%	# ^	04/23/2070	307,500
350,000	Corporacion Pesquera Inca SAC	9.00%		02/10/2017	348,250
					871,980

Qatar - 4.1%
350,000		Nakilat, Inc.	6.07%		12/31/2033	338,310
380,000		Ras Laffan Liquefied Natural Gas Co. III	5.84%		09/30/2027	392,502
						730,812
Russia - 15.4%
400,000		Bank of Moscow (Kuznetski)	6.81%	# ^	05/10/2017	396,000
100,000		Eurasian Development Bank	7.38%	^	09/29/2014	105,645
100,000		Gaz Capital S.A.	7.29%		08/16/2037	100,000
438,241		Gazstream S.A.	5.63%	^	07/22/2013	447,554
500,000		Industry & Construction Bank	6.20%	#	09/29/2015	399,160
400,000		RSHB Capital S.A.	6.97%	#	09/21/2016	400,000
500,000		Russia-OVGVZ	3.00%		05/14/2011	502,800
200,000		TNK-BP Finance S.A.	7.25%		02/02/2020	200,760
200,000		Vimpelcom	8.25%	^	05/23/2016	208,500
						2,760,419
Singapore - 4.4%
300,000		DBS Bank Ltd.	0.66%	#	05/16/2017	286,215
1,000,000		Flextronics International Ltd.	6.25%		11/15/2014	503,125
						789,340
Trinidad and Tobago - 5.2%
600,000		Petroleum Co. of Trinidad and Tobago Ltd.	6.00%	^	05/08/2022	571,500
400,000		National Gas Co. of Trinidad and Tobago	6.05%		01/15/2036	367,400
						938,900
Turkey - 2.0%
350,000		T2 Capital Finance Co. S.A.	6.95%	^	02/06/2017	356,125
						356,125
Ukraine - 2.5%
450,000		Alfa Bank (Ukraine ISS)	13.00%	^	07/30/2012	450,000
						450,000
United Arab Emirates - 2.0%
350,000		Abu Dhabi National Energy Company PJSC	6.17%		10/25/2017	359,450
						359,450
United States - 5.2%
400,000		Drummond Co, Inc.	7.38%		02/15/2016	384,000
400,000		Noble Group Ltd.	6.63%		03/17/2015	205,250
350,000		Noble Group Ltd.	6.75%		01/29/2020	340,087
						929,337
Total Corporate Bonds (Cost $17,726,114)						17,623,104

Short Term Investment - 6.5%
1,169,406		Fidelity Institutional Government Portfolio	0.07%	1		1,169,406
Total Short Term Investment (Cost $1,169,406)						1,169,406

Total Investments - 104.8% (Cost $18,895,520)						18,792,510
Liabilities in Excess of Other Assets - (4.8)%						(857,078)
NET ASSETS - 100.0%						$ 17,935,432

	#	Variable rate security. Rate disclosed is as of June 30, 2010.
	^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund's Board of Trustees.  At June 30, 2010, the value of these securities amounted to $6,520,241 or 36.4% of net assets.

	1	Seven-day yield as of June 30, 2010
	I/O	Interest only security
	P/O	Principal only security
	I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates

DoubleLine Total Return Bond Fund
Schedule of Investments (Unaudited)
June 30, 2010

Par Value	Security Description	Rate		Maturity	Value $
Collateralized Mortgage Obligations - 48.2%
6,200,000	Adjustable Rate Mortgage Trust, Series 05-2	0.81%	#	06/25/2035	2,764,639
8,368,388	Adjustable Rate Mortgage Trust, Series 07-3	3.98%	# ^	11/25/2037	4,864,728
825,676	Aegis Asset Backed Securities Trust, Series 03-2	2.88%	#	11/25/2033	543,846
9,923,670	Aegis Asset Backed Securities Trust, Series 04-1	2.36%	#	04/25/2034	6,609,164
1,992,177	Aegis Asset Backed Securities Trust, Series 04-2	1.63%	#	06/25/2034	1,363,345
10,518,635	American Home Mortgage Investment Trust, Series 05-1	2.70%	#	06/25/2045	7,951,346
979,953	Argent Securities, Inc., Series 04-W6	0.88%	#	04/25/2034	716,336
10,100,000	Asset Backed Securities Corporation, Series 03-HE6-M1	0.98%	#	11/25/2033	7,208,415
3,541,468	Asset Backed Securities Corporation, Series 04-HE3-M2	1.45%	#	06/25/2034	2,461,653
314,691,718	Banc of America Commercial Mortgage, Inc., Series 06-1-XP	0.33%	# I/O	09/10/2045	1,654,932
7,715,224	Banc of America Funding Corp., Series 10-R1-3A	13.77%	# ^ I/F	07/26/2036	6,866,549
7,229,523	Banc of America Funding Corp., Series 06-7-T2A8	5.91%	#	10/25/2036	4,241,131
6,770,225	Banc of America Funding Trust, Series 09-R14-3A	15.76%	# ^ I/F	06/26/2035	6,542,809
1,097,190	Banc of America Funding Trust, Series 05-6	5.50%		10/25/2035	1,039,895
1,242,635	Banc of America Funding Trust, Series 06-2-4A1	22.01%	# I/F	03/25/2036	1,546,550
3,744,302	Banc of America Funding Trust, Series 06-G	0.56%	#	07/20/2036	2,591,163
6,133,380	Banc of America Funding Trust, Series 06-8T2	6.10%	#	10/25/2036	3,763,954
3,884,048	Banc of America Funding Trust, Series 07-1	5.84%	#	01/25/2037	2,233,298
940,205	Banc America Commercial Mortgage, Series 00-2-A2	7.20%	#	09/15/2032	939,716
2,017,678	Bear Stearns Asset Backed Securities, Series 07-SD1-IA3A	6.50%		10/25/2036	1,427,555
23,126,824	Bear Stearns Commercial Mortgage Securities, Series 05-PWR7-X2	0.38%	# I/O	02/11/2041	127,635
53,090,611	Bear Stearns Commercial Mortgage Securities, Series 04-PWR5-X2	0.82%	# I/O	07/11/2042	812,350
2,750,000	Centex Home Equity Loan Trust, Series 04-A	4.93%	#	01/25/2034	2,620,511
2,257,430	CF First Boston Mortgage Securities, Co., Series 05-10-5A5	5.50%		11/25/2035	1,558,308
8,381,061	Citi Mortgage Alternative Loan Trust, Series 07-A1-1A7	6.00%		01/25/2037	5,731,376
7,000,000	Citigroup Commercial Mortgage Securities, Inc., Series 09-RR1-CA4B	5.32%	^	12/21/2049	6,021,640
6,120,535	Citigroup Mortgage Loan Trust, Inc., Series 10-2-5A1	5.50%	# ^	12/25/2035	6,135,836
2,477,166	Citigroup Mortgage Loan Trust, Inc., Series 07-12-2A1	6.50%	^	04/25/2037	1,663,825
3,847,175	Citigroup Mortgage Loan Trust, Inc., Series 07-9-2A2	6.50%	^	05/25/2037	2,077,474
1,530,000	Commercial Mortgage, Series 07-C9-A2	5.81%	#	12/10/2049	1,601,806
10,687,216	Countrywide Alternative Loan Trust, Series 05-26CB-A11	12.45%	# I/F	07/25/2035	9,834,802
3,304,675	Countrywide Alternative Loan Trust, Series 05-28CB-3A6	6.00%		08/25/2035	1,869,299
5,452,811	Countrywide Alternative Loan Trust, Series 05-J11-1A3	5.50%		11/25/2035	4,602,066
5,561,017	Countrywide Alternative Loan Trust, Series 05-79CB-A5	5.50%		01/25/2036	3,989,735
8,873,099	Countrywide Alternative Loan Trust, Series 05-85CB-2A6	20.43%	# I/F	02/25/2036	8,429,444
5,564,606	Countrywide Alternative Loan Trust, Series 06-19CB-A15	6.00%		08/25/2036	4,292,685
17,911,611	Countrywide Alternative Loan Trust, Series 06-24CB-A5	0.93%	#	08/25/2036	10,821,228
20,779,968	Countrywide Alternative Loan Trust, Series 06-24CB-A14	6.82%	# I/O I/F	08/25/2036	3,228,623
7,052,405	Countrywide Alternative Loan Trust, Series 06-26CB-A17	6.25%		09/25/2036	4,602,541
2,694,668	Countrywide Alternative Loan Trust, Series 06-29T1-2A12	44.01%	# I/F	10/25/2036	3,821,873
1,603,014	Countrywide Alternative Loan Trust, Series 06-29T1-2A23	31.94%	# I/F	10/25/2036	1,952,624
6,480,386	Countrywide Alternative Loan Trust, Series 06-39CB-1A10	6.00%		01/25/2037	4,087,429
2,667,868	Countrywide Alternative Loan Trust, Series 07-9T1-2A1	6.00%		05/25/2037	1,574,432
2,178,413	Countrywide Alternative Loan Trust, Series 07-9T1-1A4	0.83%	#	05/25/2037	1,126,504
3,133,356	Countrywide Alternative Loan Trust, Series 07-11T1-A24	37.93%	# I/F	05/25/2037	4,111,337
2,193,535	Countrywide Alternative Loan Trust, Series 07-9T1-1A5	5.17%	# I/O I/F	05/25/2037	221,587
3,119,198	Countrywide Alternative Loan Trust, Series 07-19-1A10	37.03%	# I/F	08/25/2037	4,186,914
4,527,340	Countrywide Asset-Backed Certificates, Series 05-13-AF3	5.43%		02/25/2033	3,180,359
24,478,206	Countrywide Home Loans Mortgage Pass Through Trust, Series 07-J3-A2	5.17%	# I/O I/F	07/25/2037	2,431,814
4,882,234	Countrywide Home Loans Mortgage Pass Through Trust, Series 07-J3-A1	0.83%	#	07/25/2037	3,032,189
5,963,456	Credit Suisse First Boston Mortgage Securities Corp., Series 06-TFL2-SVA1	0.57%	# ^	10/15/2021	5,531,429
1,082,000	Credit Suisse First Boston Mortgage Securities Corp., Series 01-CF2-A4	6.51%		02/15/2034	1,089,039
698,029	Credit Suisse First Boston Mortgage Securities Corp., Series 04-AR8-2A1	2.81%	#	09/25/2034	672,346
8,712,141	Credit Suisse First Boston Mortgage Securities Corp., Series 06-3-A4B	6.11%	#	11/25/2036	4,770,664
6,730,623	Credit Suisse First Boston Mortgage Securities Corp., Series 06-4-A64	5.68%	#	12/25/2036	3,996,920
71,819,264	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C4-ASP	0.42%	# ^ I/O	08/15/2038	382,904
5,125,847	Credit Suisse Mortgage Capital Certificates, Series 09-1R-4A2	4.90%	# ^	07/20/2035	3,024,250

2,923,605	Credit Suisse Mortgage Capital Certificates, Series 06-2-3A1	6.50%		03/25/2036	2,006,223
1,395,000	Credit Suisse Mortgage Capital Certificates, Series 06-7-3A11	6.00%		08/25/2036	968,953
7,477,401	Credit Suisse Mortgage Capital Certificates, Series 06-9-6A15	37.93%	# I/F	11/25/2036	9,928,598
4,157,360	Deutsche ALT-A Securties, Inc. Mortgage Loan Trust, Series 06-AF1-A3	0.44%	#	04/25/2036	3,012,408
2,500,000	Deutsche ALT-B Securties, Inc. Mortgage Loan Trust, Series 06-AB2-A2	6.16%	#	06/25/2036	1,396,353
6,562,192	Deutsche ALT-B Securties, Inc. Mortgage Loan Trust, Series 06-AB4-A3	5.90%	#	10/25/2036	3,318,629
1,096,520	Deutsche Mortgage Securities, Inc., Series 06-PR1-5AI1	18.33%	# I/F	04/15/2036	1,190,323
9,452,926	Deutsche Mortgage Securities, Inc., Series 06-PR1-5AI3	12.09%	# I/F	04/15/2036	9,123,656
4,000,000	DLJ Commercial Mortgage Corp., Series 00-CKP1-B1	7.95%	#	11/10/2033	4,028,050
1,214,273	First Horizon Asset Securities, Inc., Series 06-FA1-1A6	1.08%	#	09/25/2034	1,058,290
16,988,597	First Horizon Asset Securities, Inc., Series 06-RE1	5.50%		05/25/2035	13,957,331
759,808	First Horizon Mortgage Trust, Series 05-2-1A6	22.58%	# I/F	06/25/2032	851,554
8,000,000	First Union Commercial Mortgage Securities, Inc., Series 00-C2	8.51%	#	10/15/2032	8,069,366
1,854,140	GE Capital Commercial Mortgage Corporation, Series 2004-C2-X2	0.77%	# ^ I/O	03/10/2040	8,551
2,653,800	GMAC Commercial Mortgage Securities, Inc., Series 2004-C1-X2	1.02%	# ^ I/O	03/10/2038	16,683
63,419,049	GMAC Commercial Mortgage Securities, Inc., Series 2004-C2-X2	0.56%	# ^ I/O	08/10/2038	278,746
1,453,678	GMAC Commercial Mortgage Securities, Inc., Series 2003-C3	4.65%		04/10/2040	1,475,123
7,936,000	Greenwich Capital Commercial Funding Corp., Series 2004-FL2	0.66%	# ^	11/05/2019	7,204,655
3,771,164	GS Mortgage Securities Corp., Series 08-2R-1A1	7.50%	# ^	09/25/2036	3,138,316
3,078,953	GSAA Home Equity Trust, Series 05-12-AF3	5.07%	#	09/25/2035	2,434,791
8,411,608	GSAA Home Equity Trust, Series 06-18-AF6	5.68%	#	11/25/2036	4,728,989
9,785,696	GSR Mortgage Loan Trust, Series 05-6F-3A16	5.50%		07/25/2035	9,035,246
4,119,536	Harborview Mortgage Loan Trust, Series 05-14-3A1A	4.91%	#	12/19/2035	3,056,933
3,355,994	Home Equity Asset Trust, Series 03-3-M1	1.62%	#	08/25/2033	2,477,110
4,242,366	Homebanc Mortgage Trust, Series 05-1	0.84%	#	03/25/2035	2,487,865
6,500,000	J.P. Morgan Alternative Loan Trust, Series 06-S2-A4	6.19%	#	05/25/2036	2,905,464
34,163,657	J.P. Morgan Chase Commercial Mortgage Security Corp., Series 06-CB16-X2	0.51%	# I/O	05/12/2045	470,850
15,200,000	JMAC Co., Series 10-R1-1A1	6.00%	# ^	03/26/2037	14,896,001
2,064,564	JP Morgan Alternative Loan Trust, Series 05-S1-2A9	6.00%		12/25/2035	1,635,621
197,069,900	JP Morgan Chase Commercial Mortgage Securities Trust, Series 07-CB18-X	0.27%	# I/O	06/12/2047	2,891,173
336,735,993	JP Morgan Commercial Mortgage Certificates, Series 05-LDP3-X2	0.17%	# I/O	08/15/2042	1,362,501
6,841,000	JP Morgan Mortgage Acquisition Trust, Series 06-WF1-A5	6.41%	#	07/25/2036	3,440,780
70,840,336	LB-UBS Commercial Mortgage Trust, Series 05-C1-XCP	0.72%	# I/O	02/15/2040	706,115
177,695,140	LB-UBS Commercial Mortgage Trust, Series 05-C2-XCP	0.33%	# I/O	04/15/2040	980,415
65,090,420	LB-UBS Commercial Mortgage Trust, Series 05-C5-XCP	0.41%	# I/O	09/15/2040	571,819
16,077,676	Lehman Mortgage Trust, Series 06-1-1A2	4.42%	#	02/25/2036	1,158,432
5,355,733	Lehman Mortgage Trust, Series 06-1-1A1	1.08%	#	02/25/2036	2,968,040
2,037,855	Lehman Mortgage Trust, Series 07-5-7A3	7.50%		10/25/2036	1,586,264
7,948,000	Lehman Mortgage Trust, Series 07-2-1A1	5.75%		03/25/2037	4,882,584
3,369,907	Lehman Mortgage Trust, Series 07-4-2A9	0.66%	#	05/25/2037	1,473,013
26,766,774	Lehman Mortgage Trust, Series 07-4-2A8	6.34%	# I/O I/F	05/25/2037	4,152,895
7,424,855	Lehman Mortgage Trust, Series 07-4-2A11	0.66%	#	05/25/2037	3,187,750
4,937,277	Master Alternative Loans Trust, Series 05-2-3A1	6.00%		03/25/2035	4,324,605
16,694,251	Master Alternative Loans Trust, Series 07-1-2A7	6.00%		10/25/2036	12,032,958
6,492,474	MASTR Seasoned Securitization Trust, Series 05-2-2A1	0.73%	#	10/25/2032	4,174,379
1,321,868	MASTR Seasoned Securitization Trust, Series 05-2-1A4	6.00%		10/25/2032	1,160,530
34,068,433	Merrill Lynch Mortgage Trust, Series 03-KEY1-XP	0.33%	# ^ I/O	11/12/2035	32,784
444,431,397	Merrill Lynch Mortgage Trust, Series 04-BPC1-XP	0.94%	# ^ I/O	10/12/2041	5,602,324
1,485,000	Morgan Stanley Capital, Inc., Series 99-LIFE1-G	7.09%	# ^	04/15/2033	1,517,023
191,505,877	Morgan Stanley Capital, Inc., Series 04-HQ4-X2	0.36%	# ^ I/O	04/14/2040	1,625,578
3,161,470	Morgan Stanley Mortgage Loan Trust, Series 05-6AR-1A1	0.61%	#	11/25/2035	2,273,178
4,806,086	Morgan Stanley Mortgage Loan Trust, Series 07-1XS-2A4A	6.08%	#	09/25/2046	2,662,113
2,560,481	New York Mortgage Trust, Series 05-2-A	0.66%	#	08/25/2035	2,200,375
26,367,484	Nomura Asset Acceptance Corporation, Series 06-AP1-A2	5.52%	#	01/25/2036	17,242,345
5,000,000	Nomura Asset Acceptance Corporation, Series 06-AP1-A3	5.65%		01/25/2036	3,124,525
4,787,000	Nomura Asset Acceptance Corporation, Series 06-AF1-IA3	6.41%		05/25/2036	2,552,809
14,907,842	Nomura Home Equity Loan Trust, Series 06-AF1-A2	5.80%	#	10/25/2036	7,613,129
11,252,000	Renaissance Home Equity Loan Trust, Series 06-4-AF5	5.69%	#	01/25/2037	5,585,521
11,300,000	Renaissance Home Equity Loan Trust, Series 06-4-AF4	5.47%	#	01/25/2037	5,636,146
18,490,000	Renaissance Home Equity Loan Trust, Series 07-2-AF2	5.68%	#	06/25/2037	9,097,028
9,053,544	Residential Accredit Loans, Inc., Series 05-QS1-A5	5.50%		01/25/2035	7,674,345
12,873,068	Residential Accredit Loans, Inc., Series 05-QS17-A2	1.18%	#	12/25/2035	7,137,234
12,873,329	Residential Accredit Loans, Inc., Series 05-QS17-A4	4.82%	# I/O I/F	12/25/2035	1,206,056

8,508,753	Residential Accredit Loans, Inc., Series 06-QS4-A8	1.41%	# I/F	04/25/2036	6,321,152
2,536,885	Residential Accredit Loans, Inc., Series 07-QS2-A6	6.25%		01/25/2037	1,596,349
4,855,503	Residential Accredit Loans, Inc., Series 07-QS5-A5	0.63%	#	03/25/2037	2,309,566
16,356,301	Residential Accredit Loans, Inc., Series 07-QS5-A8	6.37%	# I/O I/F	03/25/2037	2,367,686
3,351,514	Residential Asset Mortgage Products, Inc., Series 04-RS9-AI4	4.77%	#	10/25/2032	3,062,691
8,764,325	Residential Asset Mortgage Products, Inc., Series 04-RS5-AI6	5.55%	#	05/25/2034	6,837,492
7,550,000	Residential Asset Mortgage Products, Inc., Series 05-RS1-AI5	5.41%	#	12/25/2034	5,882,209
1,419,200	Residential Asset Securities Corporation, Series 02-KS1-AI6	6.08%		06/25/2032	1,102,873
5,071,817	Residential Asset Securities Corporation, Series 03-KS11-MI1	5.13%		01/25/2034	4,205,756
4,567,698	Residential Asset Securities Corporation, Series 06-KS4-A3	0.48%	#	01/25/2035	3,887,595
2,470,714	Residential Asset Securitization Trust, Series 06-A1-1A3	6.00%		04/25/2036	1,818,471
2,481,534	Residential Asset Securitization Trust, Series 07-A3-1A2	43.86%	# I/F	04/25/2037	3,566,746
1,242,035	Salomon Brothers Mortgage Securities, Series 01-MMA-E2	6.50%	# ^	02/18/2034	1,247,453
3,000,000	Salomon Brothers Mortgage Securities, Series 01-C1-E	6.31%	#	12/18/2035	2,967,250
703,149	Sequoia Mortgage Trust, Series 03-4-2A1	0.69%	#	07/20/2033	589,242
22,235,911	Structured Asset Securities Corp., Series 02-BC7-M1	1.15%	#	10/25/2032	15,063,230
1,838,727	Structured Asset Securities Corp., Series 03-18XS-A6	4.04%		06/25/2033	1,794,030
1,802,166	Structured Asset Securities Corp., Series 05-10-4A5	18.76%	# I/F	12/25/2034	2,048,853
3,452,374	Thornburg Mortgage Securities Trust, Series 03-6-A2	1.33%	#	12/25/2033	2,744,990
497,845	WaMu Commercial Mortgage Securities, Series 05-C1A-A2	5.15%	# ^	05/25/2036	500,306
10,622,549	WaMu Mortgage Pass Through Certificates, Series 05-9-CX	5.50%	I/O	11/25/2035	1,548,375
8,120,664	WaMu Mortgage Pass Through Certificates, Series 06-9-A7	5.93%	#	10/25/2036	5,147,120
4,951,479	WaMu Mortgage Pass Through Certificates, Series 07-4-1A4	6.00%		06/25/2037	559,636
15,403,969	Washington Mutual Mortgage Pass-Through Certificates, Series 05-1-2A	6.00%		03/25/2035	11,627,440
1,486,485	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5-A11	37.40%	# I/F	06/25/2037	2,101,941
9,337,173	Wells Fargo Mortgage Backed Securities Trust, Series 05-AR16-6A4	3.60%	#	10/25/2035	4,374,993
465,291	Wells Fargo Mortgage Backed Securities Trust, Series 06-2-1A4	18.48%	# I/F	03/25/2036	516,607
4,940,500	Wells Fargo Mortgage Backed Securities Trust, Series 06-3-A6	5.50%		03/25/2036	3,841,141
Total Collateralized Mortgage Obligations (Cost $538,811,736)					545,175,459

US Government Agency Obligations - 38.8%
4,289,633	Federal Home Loan Mortgage Corp., Series 2596-ZL	5.00%		04/15/2033	4,637,816
2,335,997	Federal Home Loan Mortgage Corp., Series 2684-ZN	4.00%		10/15/2033	2,404,642
2,767,157	Federal Home Loan Mortgage Corp., Series 2825-PZ	5.50%		07/15/2034	2,974,218
12,923,213	Federal Home Loan Mortgage Corp., Series 2990-JL	6.31%	# I/O I/F	03/15/2035	1,138,977
2,111,591	Federal Home Loan Mortgage Corp., Series 3014-SJ	10.73%	# I/F	08/15/2035	2,116,140
6,713,844	Federal Home Loan Mortgage Corp., Series 3045-DI	6.38%	# I/O I/F	10/15/2035	872,189
6,702,715	Federal Home Loan Mortgage Corp., Series 3174-PZ	5.00%		01/15/2036	7,073,551
5,646,670	Federal Home Loan Mortgage Corp., Series 3117-ZN	4.50%		02/15/2036	5,709,730
5,020,135	Federal Home Loan Mortgage Corp., Series 3188-ZK	5.00%		07/15/2036	5,362,626
3,647,488	Federal Home Loan Mortgage Corp., Series 3187-JZ	5.00%		07/15/2036	3,950,250
10,045,833	Federal Home Loan Mortgage Corp., Series 3666-VZ	5.50%		08/15/2036	10,889,244
69,083,910	Federal Home Loan Mortgage Corp., Series 3275-SC	5.73%	# I/O I/F	02/15/2037	6,792,800
2,873,190	Federal Home Loan Mortgage Corp., Series 3351-ZC	5.50%		07/15/2037	3,142,551
2,927,000	Federal Home Loan Mortgage Corp., Series 3369-Z	6.00%		09/15/2037	3,303,238
17,387,294	Federal Home Loan Mortgage Corp., Series 3654-ZB	5.50%		11/15/2037	19,017,353
3,440,075	Federal Home Loan Mortgage Corp., Series 3530-BF	4.50%		05/15/2039	3,312,187
11,140,980	Federal Home Loan Mortgage Corp., Series 3583-GB	4.50%		10/15/2039	11,335,947
2,900,000	Federal National Mortgage Association, Series 05-107-EG	4.50%		01/25/2026	3,083,300
2,787,140	Federal National Mortgage Association, Series 09-16-MZ	5.00%		03/25/2029	3,011,636
3,046,065	Federal National Mortgage Association, Series 02-70-QZ	5.50%		11/25/2032	3,306,587
13,460,957	Federal National Mortgage Association, Series 03-29-ZL	5.00%		04/25/2033	14,371,484
11,012,417	Federal National Mortgage Association, Series 03-64-ZG	5.50%		07/25/2033	12,216,261
20,226,375	Federal National Mortgage Association, Series 03-117-KS	6.75%	# I/O I/F	08/25/2033	2,435,557
21,443,898	Federal National Mortgage Association, Series 04-51-XP	7.35%	# I/O I/F	07/25/2034	3,169,856
5,000,000	Federal National Mortgage Association, Series 04-W10-AG	5.75%		08/25/2034	5,428,254
1,891,803	Federal National Mortgage Association, Series 05-37-ZK	4.50%		05/25/2035	1,778,302
63,573,399	Federal National Mortgage Association, Series 06-56-SM	6.40%	# I/O I/F	07/25/2036	8,916,652
19,785,485	Federal National Mortgage Association, Series 06-93-SN	6.27%	# I/O I/F	10/25/2036	1,823,974
21,303,528	Federal National Mortgage Association, Series 07-116-BI	5.90%	# I/O I/F	05/25/2037	2,365,595
7,007,797	Federal National Mortgage Association, Series 09-51-BZ	4.50%		07/25/2039	6,783,467
4,165,462	Federal National Mortgage Association, Series 09-54-EZ	5.00%		07/25/2039	4,345,383
7,862,625	Federal National Mortgage Association, Series 10-60-VZ	5.00%		10/25/2039	8,321,169

5,950,063		Federal National Mortgage Association, Series 09-94-BC	5.00%		11/25/2039	6,331,937
83,705,189		Federal National Mortgage Association, Series 10-21-KS	4.62%	# I/O I/F	03/25/2040	6,006,274
19,747,542		Federal National Mortgage Association, Series 10-31-VZ	4.00%		04/25/2040	17,568,587
49,723,070		Federal National Mortgage Association, Series 10-34-PS	4.60%	# I/O I/F	04/25/2040	5,085,183
6,398,344		Federal National Mortgage Association, Series 10-27-SP	13.71%	# I/F	04/25/2040	6,448,456
127,266,457		Federal National Mortgage Association, Series 10-31-SA	4.67%	# I/O I/F	04/25/2040	8,648,877
11,426,722		Federal National Mortgage Association, Series 10-39-SC	16.40%	# I/F	05/25/2040	11,865,477
1,275,548		Federal National Mortgage Association, Series 10-39-LS	18.69%	# I/F	05/25/2040	1,377,511
49,824,404		Federal National Mortgage Association, Series 10-46-MS	4.60%	# I/O I/F	05/25/2040	4,645,423
25,000,000		Federal National Mortgage Association	5.00%	^	07/01/2040	26,453,126
14,707,060		Federal National Mortgage Association Pass-Thru	4.00%		01/01/2019	15,557,024
4,281,419		Federal National Mortgage Association Pass-Thru	4.50%		01/01/2025	4,487,254
19,864,572		Federal National Mortgage Association Pass-Thru	4.50%		05/01/2030	20,821,026
6,200,000		Federal National Mortgage Association Pass-Thru	4.50%		06/01/2030	6,498,522
14,793,103		Federal National Mortgage Association Pass-Thru	5.00%		08/01/2035	15,722,912
5,578,622		Federal National Mortgage Association Pass-Thru	5.00%		05/01/2039	5,960,656
5,931,275		Federal National Mortgage Association Pass-Thru	5.00%		04/01/2040	6,254,963
7,565,550		Federal National Mortgage Association Pass-Thru	5.00%		06/01/2040	7,978,425
14,843,350		Federal National Mortgage Association Pass-Thru	5.00%		07/01/2040	15,653,396
85,297,421		Federal National Mortgage Association Strip Loans	5.12%	I/O I/F	07/01/2040	10,209,035
13,109,675		Government National Mortgage Association, Series 03-86-ZK	5.00%		10/20/2033	14,111,166
5,155,359		Government National Mortgage Association, Series 04-49-Z	6.00%		06/20/2034	5,804,928
2,598,935		Government National Mortgage Association, Series 05-21-Z	5.00%		03/20/2035	2,750,329
2,274,989		Government National Mortgage Association, Series 06-24-CX	37.49%	#	05/20/2036	3,800,545
49,291,500		Government National Mortgage Association, Series 08-42-AI	7.35%	# I/O I/F	05/16/2038	8,540,635
1,713,375		Government National Mortgage Association, Series 09-31-ZM	4.50%		08/20/2038	1,607,113
15,106,326		Government National Mortgage Association, Series 08-82-SM	5.70%	# I/O I/F	09/20/2038	1,227,975
5,229,699		Government National Mortgage Association, Series 09-41-ZQ	4.50%		06/16/2039	5,034,086
11,876,558		Government National Mortgage Association, Series 10-25-ZB	4.50%		02/16/2040	11,829,327
39,930,956		Government National Mortgage Association, Series 10-42-ES	5.34%	# I/O I/F	04/20/2040	5,726,099
Total US Government Agency Obligations (Cost $424,274,795)						439,397,203

Short Term Investment - 13.3%
150,826,519		Fidelity Institutional Government Portfolio	0.07%	1		150,826,519
Total Short Term Investment (Cost $150,826,519)						150,826,519

Total Investments - 100.3% (Cost $1,113,913,050)						1,135,399,181
Liabilities in Excess of Other Assets - (0.3)%						(3,889,628)
NET ASSETS - 100.0%						$ 1,131,509,553

	#	Variable rate security. Rate disclosed is as of June 30, 2010
	^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund's Board of Trustees.  At June 30, 2010, the value of these securities amounted to $105,632,990 or 9.3% of net assets.

	1	Seven-day yield as of June 30, 2010
	I/O	Interest only security
	P/O	Principal only security
	I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates

Summary of Fair Value Disclosure (Unaudited)
June 30, 2010

Security Valuation.  Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.  Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost; however, securities with a demand feature exercisable by the seller within seven days are generally valued at par.  Open-end management investment companies will be valued based upon the reported NAV.

The Board of Trustees is responsible for determining, in good faith, the fair value of portfolio securities not priced using market quotations. The method of pricing each type of security and other assets of the Funds is determined by the Valuation Procedures adopted by the Board.  Through those procedures, the Board has established a Valuation Committee to carry out its routine duties concerning fair value, subject to periodic reporting to the complete Board. The Valuation Committee is authorized to make all necessary determinations of the Fair Value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that that prices obtained are not fair value.  When necessary, the Valuation Committee will report such determinations to the Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without such considerations.  As of June 30, 2010, the Funds did not hold fair valued securities.

The Funds have adopted authoritative fair valuation accounting standards which establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted market prices in active markets
Level 2 - Quoted prices for similar instruments or inputs derived from observable market data. Directly observable inputs for the life of the financial instrument
Level 3 - Unobservable inputs developed using the reporting entity’s estimates and assumptions, which reflect those that market participants would use

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

Valuation Inputs	DoubleLine Core Fixed Income Fund

Level 1
Short Term Investments	$ 3,467,478

Level 2
Collateralized Mortgage Obligations	6,947,753
Corporate Bonds	5,354,138
Foreign Government Agency Issues	113,919
US Government Agency Obligations	9,103,885
US Government Bonds and Notes	8,513,678
Total Level 2	30,033,373

Level 3	-
Total	$ 33,500,851

Valuation Inputs	DoubleLine Emerging Markets Fixed Income Fund

Level 1
Short Term Investments	$ 1,169,406

Level 2
Corporate Bonds	17,623,104

Level 3	-
Total	$ 18,792,510

Valuation Inputs	DoubleLine Total Return Bond Fund

Level 1
Short Term Investments	$ 150,826,519

Level 2
Collateralized Mortgage Obligations	545,175,459
US Government Agency Obligations	439,397,203
Total Level 2	984,572,662

Level 3	-
Total	$ 1,135,399,181

*	See the Schedule of Investments for the investments detailed by country.

Since the Funds do not have a full fiscal year, the tax cost of investments are the same as noted in the Schedules of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Funds Trust

By (Signature and Title)/s/ Ronald R. Redell
                                                Ronald R. Redell, President

Date                      August 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Ronald R. Redell
                                                     Ronald R. Redell, President

Date                      August 24, 2010

By (Signature and Title)* /s/Joseph Sullivan
                                                   Joseph Sullivan, Treasurer

Date                      August 24, 2010

* Print the name and title of each signing officer under his or her signature.